OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - Reserve of cash flow hedges [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedging reserve
Balance	£ 1,405	£ 2,136	£ 727
Change in fair value of hedging derivatives	165	(242)	1,822
Income statement transfers	(519)	(489)	(413)
Balance	1,051	1,405	2,136
Pre-Tax [Member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	234	(363)	2,432
Income statement transfers	(701)	(651)	(557)
Deferred Income Tax Charge [Member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	(69)	121	(610)
Income statement transfers	£ 182	£ 162	£ 144